Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of geographical areas [line items]
Revenues	$ 36,491.3	₨ 2,765,766.9	₨ 2,481,631.4	₨ 2,594,251.2
Non-current assets	18,615.1		1,510,468.2		₨ 1,410,877.5
India [Member]
Disclosure of geographical areas [line items]
Revenues	10,590.2	802,655.6	497,802.5	465,564.5
Non-current assets	3,143.3		251,717.4		238,235.2
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	5,982.9	453,456.8	467,580.8	517,316.1
Non-current assets	112.2		7,849.1		8,503.3
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	4,278.7	324,296.6	369,256.4	418,890.7
Non-current assets	13,468.6		1,097,040.3		1,020,818.6
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	4,382.3	332,145.9	349,545.8	431,138.1
Non-current assets	1,245.2		102,181.2		94,377.1
China [Member]
Disclosure of geographical areas [line items]
Revenues	5,626.7	426,459.3	445,784.4	297,271.0
Non-current assets	172.5		14,232.4		13,073.7
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	5,630.5	₨ 426,752.7	351,661.5	₨ 464,070.8
Non-current assets	$ 473.3		₨ 37,447.8		₨ 35,869.6